Load [Member] Expense Example - Alabama Tax-Free Income Series - Alabama Tax-Free Income Series	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096